Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net income	$ 2,223,979	$ 2,356,438	$ 813,455
Net loss from discontinued operations	0	51,352	263,848
Net income from continuing operations	2,223,979	2,407,790	1,077,303
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in allowances - accounts receivables	(89)	(116,862)	115,712
Changes in allowances - advances to suppliers	3,526	(758,232)	702,486
Changes in allowances - inventories	53,736	(19,323)	17,902
Depreciation and amortization	64,287	68,418	65,232
Amortization of operating lease right-of-use assets	85,280	0	0
Non-cash lease expenses	0	91,573	17,437
Loss on short-term investment	145,843	0	0
Gain from disposal of property and equipment	0	(55,801)	0
Loss from disposal of a subsidiary	15,243	0	0
Amortization of debt issuance costs	48,160	0	135,867
Amortization of deferred financing costs	0	0	1,093,440
Interest receivable from other receivable	(445,693)
Amortization of biological assets	(218,317)	0	0
Deferred income tax provision	(176,633)	0	0
Change in fair value of derivative liability	(419,649)	0	0
Share-based compensation	2,007,328	1,260,674	0
Changes in operating assets and liabilities:
Accounts receivable	6,483,703	(13,040,158)	3,929,712
Advances to suppliers	12,767,241	(40,989,649)	(9,115,037)
Notes receivables	(3,818,479)	0	0
Inventory, net	515,599	(1,212,031)	380,175
Other current assets	(49,765)	(258,117)	54,749
Accounts payable	156,598	26,404	(84,425)
Operating lease liabilities	(38,478)	(75,879)	(46,082)
Other current liabilities	795,433	(559,915)	(172,089)
Net cash provided by (used in) operating activities from continuing operations	20,635,487	(53,231,108)	(1,827,618)
Net cash provided by operating activities from discontinued operations	0	324,095	211,195
Net cash provided by (used in) operating activities	20,635,487	(52,907,013)	(1,616,423)
Cash flows from investing activities
Purchase of property, plant and equipment	(2,946)	(4,686)	0
Purchase of intangible assets	0	(1,363)	(82,195)
Short-term deposits	(35,296,981)	(2,772,430)	0
Advances to a third party	0	(107,817)	0
Acquisition of subsidiaries	(1,521,422)	0	0
Repayment of advances to a third party	106,500	0	0
Proceeds from disposal of subsidiary	2,662,459	0	0
Purchase of long-term investments	(152,142)	0	0
Purchase of short-term investments	(152,142)	0	0
Other receivables	(7,607,108)	(9,241,432)	0
Advances to related parties	(27,297)	0	0
Net cash used in investing activities from continuing operations	(41,991,079)	(12,127,728)	(82,195)
Net cash used in investing activities from discontinued operations	0	(130,492)	(165,045)
Net cash used in investing activities	(41,991,079)	(12,258,220)	(247,240)
Cash flows from financing activities
Gross proceeds from capital contribution	0	0	428,100
Gross proceeds from bank acceptance notes payable	13,404	0	3,139,400
Repayment of bank acceptance notes payable	0	(3,388,525)	0
Net proceeds from shares issuance	6,000,000	126,029,588	0
Net proceeds from convertible notes issuance	6,000,000	0	0
Borrowings from bank loans	1,959,591	2,310,358	570,800
Repayments of bank loans	(2,283,527)	(628,931)	0
Repayment of advances from related parties	(54,600)	(2,147,199)	(938,071)
Proceeds from advances from related parties	0	489,997	0
Net cash provided by financing activities from continuing operations	11,634,868	122,665,288	3,200,229
Net cash (used by) provided by financing activities from discontinued operations	0	(252,488)	1,416
Net cash provided by financing activities	11,634,868	122,412,800	3,201,645
Effect of exchange rate changes on cash and restricted cash	(8,363,679)	(150,204)	73,354
Net (decrease) increase in cash and restricted cash	(18,084,403)	57,097,363	1,411,336
Cash and restricted cash, beginning of year	59,251,904	2,165,151	753,815
Cash and restricted cash, end of year	41,167,501	59,251,904	2,165,151
Less: cash from discontinued operations	0	(10,610)	(66,245)
Cash and restricted cash, end of year	41,167,501	59,251,904	2,098,906
Reconciliation of cash and restricted cash, beginning of year
Cash	59,251,904	481,906	118,688
Restricted cash	0	1,617,000	618,690
Cash from continuing operations	59,251,904	2,098,906	737,378
Cash from discontinued operations	0	66,245	16,437
Cash and restricted cash, beginning of year	59,251,904	2,165,151	753,815
Cash	41,167,501	59,251,904	481,906
Restricted cash	0	0	1,617,000
Cash from continuing operations	41,167,501	59,251,904	2,098,906
Cash from discontinued operations	0	10,610	66,245
Cash and restricted cash, End Of Year	41,167,501	59,262,514	2,165,151
Supplemental disclosure information:
Income taxes paid	5,443	22,100	29,771
Interest paid	82,970	116,700	87,249
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	0	593,457	827,118
Conversion of notes to 7,927,846 ordinary shares	0	0	4,580,289
Accrued interest for convertible notes	$ 5,753	$ 0	$ 135,867